Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No.333-276873) (the “Registration Statement”) of Specificity, Inc. (the “Company”), as originally filed with the Securities and Exchange Commission (the “SEC”) on February 5, 2024, is being filed pursuant to the undertakings in Item 11(l)-(n) of the Registration Statement to update Executive Compensation and Corporate Governance, Security Ownership of Certain Beneficial Owners and Management, and Certain Relationships and Related Transactions to reflect current information as of December 31, 2023 or a more current date if applicable. Additionally, this Pre-Effective Amendment No.1 includes a current-dated Exhibit 23.1, Consent of Independent Registered Public Accounting Firm, regarding the inclusion of the audited financial statements and notes for the years ended December 31, 2022, and December 31, 2021. The information included in this filing amends this Registration Statement and the prospectus contained therein. No additional shares are being registered pursuant to this Pre-Effective Amendment No. 1, and the Company does not anticipate any additional applicable registration fees pursuant to the filing of this Pre-Effective Amendment No.1.
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2023
Entity Registrant Name	SPECIFICITY, INC.
Entity Central Index Key	0001840102
Entity Tax Identification Number	85-4017786
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	410 S. Ware Blvd.
Entity Address, Address Line Two	Suite 508
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33619
City Area Code	(813)
Local Phone Number	364-4744
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false